PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	10/15/25	1,953	$1,917,744
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	10/15/26	1,480	1,434,766
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	7,488	6,864,157
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	1,227	1,104,198
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	250	220,510
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,439	852,127
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/52	23	13,245
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,371	857,208
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	371	359,278
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	1,004	969,466
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	5,424	5,202,659
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,225	1,202,260
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	385	350,748
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	2,519	1,941,373
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,630	1,308,445
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	976	745,975
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	4,145	3,988,696
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	248	190,003
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	857	682,223
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	57	44,944
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	200	155,155
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	79	74,430
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	1,942	1,901,833
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	3,281	3,139,337
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	655	573,515
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	1,986	1,703,853
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	691	689,698
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	3,354	3,291,271
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34	928	921,535
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	952	948,954
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	44	43,886
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	6,564	6,632,679
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	894	918,536
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	8,495	9,376,428
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	1,752	1,853,290

Total Long-Term Investments (cost $63,395,840)				62,474,425

PGIM TIPS Fund

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $246,493)(wb)	246,493	$246,493

TOTAL INVESTMENTS 99.2% (cost $63,642,333)		62,720,918
Other assets in excess of liabilities 0.8%		493,049

Net Assets 100.0%		$63,213,967

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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